Schedule of Investments (unaudited) July 31, 2020	iShares® Yield Optimized Bond ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Domestic Fixed Income — 14.1%
iShares 10-20 Year Treasury Bond ETF(a)(b)	103,789	$17,836,140
iShares 1-3 Year Treasury Bond ETF(a)(b)	11,877	1,028,904
iShares Agency Bond ETF(a)	77,900	9,481,209

		28,346,253

International Fixed Income — 10.4%
iShares J.P. Morgan USD Emerging Markets Bond ETF(a)	184,347	20,847,802

Investment Grade Bonds — 25.6%
iShares Floating Rate Bond ETF(a)(b)	372,668	18,883,088
iShares Short-Term Corporate Bond ETF(a)	587,309	32,331,360

		51,214,448

Mortgage-Backed Securities — 29.2%
iShares MBS ETF(a)(b)	528,290	58,545,098

Non-Investment Grade Bonds — 20.6%
iShares iBoxx $ High Yield Corporate Bond ETF(a)	482,665	41,214,765

Total Investment Companies — 99.9% (Cost: $199,424,569)		200,168,366

Short-Term Investments

Money Market Funds — 1.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.40%(a)(c)(d)	3,046,220	3,049,570

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.12%(a)(c)	55,000	$55,000

		3,104,570

Total Short-Term Investments — 1.6% (Cost: $3,098,883)		3,104,570

Total Investments in Securities — 101.5% (Cost: $202,523,452)		203,272,936

Other Assets, Less Liabilities — (1.5)%		(3,003,833)

Net Assets — 100.0%		$200,269,103

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period-end.
(d)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/19	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/20	Shares Held at 07/31/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$30,713,910	$—	$(27,699,276	)(a)	$30,880	$4,056	$3,049,570	3,046,220	$183,822	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,658,000	—	(1,603,000	)(a)	—	—	55,000	55,000	2,870		—
iShares 10-20 Year Treasury Bond ETF	—	19,178,168	(1,788,787)		(8,679)	455,438	17,836,140	103,789	39,079		—
iShares 1-3 Year Treasury Bond ETF	4,023,742	23,286,381	(26,485,259)		196,767	7,274	1,028,905	11,877	83,984		—
iShares 3-7 Year Treasury Bond ETF(c)	3,234,815	171,707	(3,378,861)		(16,395)	(11,266)	—	—	9,748		—
iShares Agency Bond ETF	—	31,009,069	(22,046,213)		470,237	48,116	9,481,209	77,900	76,284		—
iShares Floating Rate Bond ETF	14,767,928	22,853,435	(18,623,283)		(61,184)	(53,808)	18,883,088	372,668	143,033		—
iShares iBoxx $ High Yield Corporate Bond ETF	29,573,562	26,732,464	(14,229,143)		(196,382)	(665,737)	41,214,764	482,665	1,348,784		—
iShares Intermediate-Term Corporate Bond ETF(c)	41,261,959	18,210,966	(60,517,748)		2,251,596	(1,206,773)	—	—	487,551		—
iShares J.P. Morgan USD Emerging Markets Bond ETF	14,686,776	13,369,459	(6,936,963)		(28,659)	(242,811)	20,847,802	184,347	565,845		—
iShares Long-Term Corporate Bond ETF(c)	17,417,088	40,066,198	(56,348,710)		(580,753)	(553,823)	—	—	632,774		—
iShares MBS ETF	14,747,110	63,605,524	(20,846,929)		354,272	685,121	58,545,098	528,290	793,838		—
iShares Short Treasury Bond ETF(c)	5,790,102	301,352	(6,076,993)		(8,159)	(6,302)	—	—	19,041		—

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Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® Yield Optimized Bond ETF

Affiliates (continued)

Affiliated Issuer	Value at 10/31/19	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/20	Shares Held at 07/31/20	Income	Capital Gain Distributions from Underlying Funds
iShares Short-Term Corporate Bond ETF	$—	$35,231,787	$(3,327,224)	$13,251	$413,546	$32,331,360	587,309	$124,432	$—

				$2,416,792	$(1,126,969)	$203,272,936		$4,511,085	$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$200,168,366	$—	$—	$200,168,366
Money Market Funds	3,104,570	—	—	3,104,570

	$203,272,936	$—	$—	$203,272,936

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